Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable	$ 41,177	$ 31,612
Non-controlling shareholders of subsidiaries
Accounts payable	2,062	4,856
Third parties
Accounts payable	$ 39,115	$ 26,756